3. Business Combination (March 2020 Note) (Tables)	9 Months Ended
Mar. 31, 2020
Pro forma information
	Nine Months Ended
	March 31,
	2020	2019
Revenues	$1,094,860	$1,147,123
Net income (loss) attributable to Dalrada	$(1,363,426)	$1,493,306
Net income (loss) per common share	$(0.02)	$0.03

Likido [Member]
Purchase price allocation
Preliminary
Purchase Price
Allocation
Cash and cash equivalents	$172,362
Other receivables	36,196
Prepaid expenses and deposits	10,000
Inventories	110,062
Due from related party	131
Property and equipment, net	80,348
Goodwill	143,152
Accounts payable	(92,799)
Accrued liabilities	(7,651)
Deferred revenue	(177,715)
Purchase price consideration	$274,086

Prakat [Member]
Purchase price allocation
Preliminary Purchase Price Allocation
Cash and cash equivalents	$61,899
Accounts receivable, net	157,544
Other receivables	122,190
Prepaid expenses and other current assets	44,573
Property and equipment, net	7,189
Accounts payable	(33,614)
Accrued liabilities	(114,212)
Other current liabilities	(20,569)
Noncontrolling interests	(63,000)
Purchase price consideration	$162,000

Shark [Member]
Purchase price allocation
Cash and cash equivalents	$917
Research and development	92,083
Purchase price consideration	$93,000